CONSOLIDATED STATEMENT OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	€ 0	€ 0	€ 0
Other income	30,998	4,180	3,718
Operating income	30,998	4,180	3,718
Research and development	(19,907)	(45,100)	(57,580)
General and administrative	(13,887)	(15,595)	(14,970)
Operating expenses	(33,794)	(60,695)	(72,550)
Operating loss	(2,796)	(56,515)	(68,832)
Financial income	4,453	5,422	889
Financial expenses	(1,364)	(2,702)	(5,354)
Financial income (loss)	3,089	2,720	(4,465)
Income tax	(521)	(2)	(3)
Net loss	€ (228)	€ (53,797)	€ (73,300)
Basic loss per share (€/share)	€ (0.01)	€ (2.27)	€ (3.99)
Diluted loss per share (€/share)	€ (0.01)	€ (2.27)	€ (3.99)